Commitments and Contingencies - Summary of Firm Commitment To Purchase Asset (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 3,102,354
2020
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	495,097
2021
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	567,088
2022
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	627,409
2023
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	648,753
2024
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	504,910
Thereafter
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 259,097